Investment in Flowers Foods, Inc. Common Stock Fund	12 Months Ended
Dec. 31, 2024
EBP 004 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Investment in Flowers Foods, Inc. Common Stock Fund
4.	Investment in Flowers Foods, Inc. Common Stock Fund
The Plan held investments in the Company on December 31, 2024, and 2023 as shown in the following table:

	2024	2023
Number of common shares held	1,621,384	1,815,507
Fair value of common shares held (at $20.66 and $22.51 per common share, respectively)	$33,497,793	$40,867,063
Common shares as a percentage of the Plan’s total investments at fair value	3.90%	5.14%
Common shares as a percentage of Flowers Foods, Inc.	0.77%	0.86%
Short term investment fund	$260,541	$391,285
Regarding the Flowers Foods, Inc. Common Stock Fund, the Plan utilizes a unit value method for tracking the market value of assets invested in the fund option. As of December 31, 2024, there were approximately 1,609,840 units outstanding with a market value of approximately $20.97 per unit related to the Flowers Foods, Inc. Common Stock Fund. As of December 31, 2023, there were approximately 1,807,780 units outstanding with a market value of approximately $22.81 per unit related to the Flowers Foods, Inc. Common Stock Fund. On December 31, 2024, and 2023, the Flowers Foods, Inc. Common Stock Fund held an investment in the Invesco Funds Government & Agency Portfolio, a short-term investment fund.